UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST
					Schedule of Investments
					March 31, 2019 (Unaudited)
Shares/Principal Amount			Basis	Market Value	% of Assets

COMMON STOCKS

Banks & Thrifts
17,807	Hope Bancorp, Inc.		65,849	232,916	0.65%

Conglomerate
5,255	Regency Affiliates, Inc.		20,665	40,201
100	Steel Partners Holding L.P. *		1,109	1,383
			21,774	41,584	0.12%
Construction & Fabrication
251,503	Gulf Island Fabrication, Inc. *		1,823,331	2,306,283
734,290	Williams Industrial Services *		1,251,727	1,747,610
100	Arcosa, Inc. *		3,176	3,055
			3,078,234	4,056,948	11.29%
Energy
100	Cross Timbers Royalty Trust		1,234	1,145
29,000	Diamond Offshore Drilling, Inc. *		339,056	304,210
100	Dorchester Minerals, L.P. *		1,825	1,826
256,731	Era Group *		2,451,323	2,962,676
100	Pacific Coast Oil Trust		202	214
500	Permrock Royalty Trust		6,132	4,165
206,063	Permian Basin Royalty Trust		1,483,808	1,551,654
100	Permianville Royalty Trust		271	333
100	Sabine Royalty Trust		4,376	4,655
189,094	San Juan Royalty Trust		830,507	1,015,435
62,057	Seacor Marine Holdings *		753,902	825,979
500	Snart Sand, Inc. *		1,477	2,225
100	Tidewater, Inc. *		2,307	2,319
			5,876,420	6,676,836	18.58%
Financial Services
34,607	BKF Capital Group, Inc. (a) *		1,075,016	568,890
56,889	SWK Holdings Corp. *		287,815	352,991
			1,362,831	921,881	2.57%
Industrial Metals & Minerals
100	Livent Corp. *		1,273	1,228
14,020	Friedman Industries, Inc.		63,639	107,533
			64,912	108,761	0.30%
Insurance
5,285	American National Insurance, Co.		612,759	638,534
71,017	Atlas Financial Holdings, Inc. *		198,017	174,702
24,272	EMC Insurance Group		292,866	773,791
298,563	First Acceptance Corp. *		249,964	373,204
30,000	Genworth Financial, Inc. *		87,875	114,900
100	Horace Man Educators Corp.		3,910	3,521
100	ICC Holdings, Inc. *		1,360	1,352
11,863	Independence Holdings Co.		50,576	418,171
39,117	Kansas City Life Insurance Co.		1,551,601	1,378,874
35,375	National Security Group, Inc.		281,745	428,745
100	NI Holdings *		1,653	1,600
6,100	Old Republic International Corp.		44,622	127,612
			3,376,948	4,435,006	12.34%
Magnetic & Optical Recording Media
100	Qualstar Corp. *		1,089	548	0.00%

Packaged Food
100	Fresh Del Monte Produce, Inc. *		2,695	2,703	0.01%

Power Equipment
26,554	LSI Industries, Inc.		89,483	69,837
20,600	Powell Industries, Inc.		475,617	546,930
			565,100	616,767	1.72%
Real Estate
100	CorePoint Lodging, Inc. *		1,405	1,117
17,407	Getty Realty Corp.		221,221	557,546
100	The St Joe Co. *		1,858	1,649
			224,484	560,312	1.56%
Retail
667,707	Christopher & Banks Corp. *		707,936	227,688
12,000	The Buckle, Inc.		168,360	224,640
			876,296	452,328	1.26%
Security Services
63,921	Costar Technologies, Inc. *		453,999	591,269	1.65%

Transportation
343,232	Dorian LPG Ltd. *		2,429,590	2,203,549
73,115	Freight Car America, Inc. *		649,359	450,388
			3,078,949	2,653,937	7.39%

Total for Common Stock			$ 19,049,579	$ 21,351,796

Closed-End & Exchange Traded Funds
4,378	Barings Participation Investor *		56,770	67,253
14,801	Central & Eastern Europe Fund, Inc. *		247,619	355,991
29,200	Sprott Gold Miners ETF *		551,481	553,048
20,200	Sprott Junior Gold Miners ETF *		588,824	558,530
10,000	Turkey ETF *		190,680	242,700
Total for Closed-End & Exchange Traded Funds			$ 1,635,374	$ 1,777,522	4.95%

Warrants
13,355	Tidewater, Inc. New Warrant A		94,078	48,078
14,438	Tidewater, Inc. New Warrant B		84,269	49,335
6,414	Tidewater, Inc. New Warrant		18,035	16,192	0.05%
Total For Warrants			$ 196,382	$ 113,605	0.32%

Short Term Investments
Money Market Fund
12,060,774	First American Government Obligation Fund Class Z 2.30% **		12,060,774	12,060,774
1,000,000	Invesco Liquid Assets Portfolio 2.27% **		1,000,000	1,000,000
Total for Short Term Investments			$ 13,060,774	$ 13,060,774	36.35%

Total Investments ***			$ 33,942,109	$ 36,303,697	101.04%

Liabilities In Excess of Other Assets				(372,474)	-1.04%

Net Assets				$ 35,931,223	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

***At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,942,109 amounted to $2,361,588, which consisted of aggregate gross unrealized appreciation of $4,349,887 and aggregate gross unrealized depreciation of $1,988,299.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,942,109 amounted to $2,361,588, which consisted of aggregate gross unrealized appreciation of $4,349,887 and aggregate gross unrealized depreciation of $1,988,299.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Equity (a)		$ 21,351,796	$0	$0	$ 21,351,796
Closed-end & Exchange Traded Funds		$ 1,777,522	$0	$0	$ 1,777,522
Warrants		$ 113,605	$0	$0	$ 113,605
Money Market Funds		$ 13,060,774	$0	$0	$ 13,060,774
Investments at Market		$ 36,303,697	$0	$0	$ 36,303,697

(a) See Schedule of Investments for industry breakout.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date April 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date April 4, 2019

* Print the name and title of each signing officer under his or her signature.